NOTE 10 - WARRANT LIABILITY - Fair Value of Warrant Liabilities Measured on a Recurring Basis (Details)	3 Months Ended
Mar. 31, 2022
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	21600.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	220.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	8.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	150.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.28%
Minimum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 5 months 15 days
Maximum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months